UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003



ITEM 1.  REPORT TO STOCKHOLDERS.
THE FUNDS OF USAA TAX EXEMPT FUND, INC., Long-Term Fund - SEMIANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2003

[LOGO OF USAA]
   USAA(R)

                   USAA LONG-TERM Fund

                                  [GRAPHIC OF USAA LONG-TERM FUND]

                   S e m i a n n u a l   R e p o r t
--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       31

    Financial Statements                                                    32

    Notes to Financial Statements                                           35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                     TO BE THE NORM RATHER THAN THE EXCEPTION -
[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S
                                           SKILLED PROFESSIONALS MANAGING
                                                    YOUR MONEY.
                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception -- an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA LONG-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

-------------------------------------------------------------------------------------------
                                                          9/30/03              3/31/03
-------------------------------------------------------------------------------------------
Net Assets                                            $2,224.3 Million     $2,246.1 Million
Net Asset Value Per Share                                  $13.93               $13.83
Tax-Exempt Dividends Per Share Last 12 Months              $0.655               $0.665
Capital Gain Distributions Per Share Last 12 Months           -                    -

-----------------------------------------------------------------------------------------
                                                          9/30/03               3/31/03
-----------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity               15.6 Years            16.0 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/03
--------------------------------------------------------------------------------

3/31/03 TO 9/30/03                              30-DAY SEC YIELD
     3.11%**                                          3.81%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
                TOTAL RETURN  =  DIVIDEND RETURN  +  PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS           5.60%      =       5.75%       +     -0.15%
5 YEARS            5.00%      =       5.45%       +     -0.45%
1 YEAR             4.71%      =       4.85%       +     -0.14%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2003

                               [CHART OF % RETURN]

                     TOTAL RETURN     DIVIDEND RETURN    CHANGE IN SHARE PRICE
                     ------------     ---------------    ---------------------
09/30/1994             -4.32%             5.16%                 -9.48%
09/30/1995              9.83              6.70                   3.13
09/30/1996              6.91              6.15                   0.76
09/30/1997             10.02              6.17                   3.85
09/30/1998              9.32              5.83                   3.49
09/30/1999             -3.23              5.19                  -8.42
09/30/2000              4.60              5.98                  -1.38
09/30/2001             10.18              5.83                   4.35
09/30/2002              9.25              5.38                   3.87
09/30/2003              4.71              4.85                  -0.14

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS
                 AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              12-MONTH DIVIDEND YIELD COMPARISON

        [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                 USAA LONG-TERM      LIPPER GENERAL MUNICIPAL
                     FUND               DEBT FUNDS AVERAGE
                 --------------      ------------------------
9/30/1994            6.09%                    5.55%
9/30/1995            6.13                     5.29
9/30/1996            5.95                     5.08
9/30/1997            5.67                     4.84
9/30/1998            5.40                     4.49
9/30/1999            5.82                     4.68
9/30/2000            5.84                     4.75
9/30/2001            5.40                     4.42
9/30/2002            4.87                     4.13
9/30/2003            4.70                     3.95

                         [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/94 TO 9/30/03.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS       USAA LONG-TERM   LIPPER GENERAL MUNICIPAL      LIPPER GENERAL MUNICIPAL
               MUNICIPAL BOND INDEX          FUND           DEBT FUNDS INDEX             DEBT FUNDS AVERAGE
               --------------------    --------------   ------------------------      ------------------------
 9/1993            $10000.00            $10,000.00            $10000.00                     $10000.00
10/1993             10019.22             10,016.71             10016.25                      10017.83
11/1993              9930.77              9,925.06              9915.48                       9914.54
12/1993             10140.44             10,114.44             10114.01                      10115.45
 1/1994             10256.30             10,233.73             10225.71                      10227.68
 2/1994              9990.67              9,995.46              9975.15                       9963.46
 3/1994              9583.76              9,552.92              9557.88                       9524.24
 4/1994              9665.14              9,583.43              9589.46                       9557.97
 5/1994              9748.79              9,649.04              9673.98                       9645.06
 6/1994              9689.16              9,553.21              9612.91                       9583.25
 7/1994              9866.90              9,691.54              9778.71                       9750.89
 8/1994              9901.10              9,726.91              9809.82                       9776.69
 9/1994              9755.85              9,567.51              9657.96                       9619.53
10/1994              9582.63              9,339.82              9473.35                       9436.18
11/1994              9409.12              9,096.62              9278.53                       9235.06
12/1994              9616.25              9,312.90              9503.54                       9459.92
 1/1995              9891.21              9,625.67              9792.41                       9743.55
 2/1995             10178.88              9,938.25             10084.52                      10030.56
 3/1995             10295.86             10,036.95             10177.64                      10123.62
 4/1995             10308.02             10,039.79             10177.64                      10124.41
 5/1995             10636.94             10,368.29             10502.73                      10436.75
 6/1995             10543.97             10,248.93             10385.00                      10321.43
 7/1995             10643.72             10,309.47             10452.57                      10387.37
 8/1995             10778.80             10,425.65             10571.69                      10501.22
 9/1995             10846.90             10,508.39             10638.34                      10565.31
10/1995             11004.58             10,699.00             10806.92                      10729.33
11/1995             11187.41             10,912.62             11022.17                      10938.09
12/1995             11294.79             11,043.04             11148.73                      11064.49
 1/1996             11380.13             11,083.54             11202.37                      11120.55
 2/1996             11303.27             10,982.03             11121.33                      11038.50
 3/1996             11158.87             10,827.48             10950.72                      10867.47
 4/1996             11127.22             10,794.12             10904.48                      10821.37
 5/1996             11122.98             10,806.47             10911.48                      10828.62
 6/1996             11244.21             10,940.09             11012.61                      10931.72
 7/1996             11345.94             11,048.37             11107.51                      11029.46
 8/1996             11343.39             11,051.71             11101.50                      11025.15
 9/1996             11501.92             11,235.02             11270.90                      11186.18
10/1996             11631.91             11,375.00             11396.36                      11307.47
11/1996             11844.98             11,573.17             11595.97                      11506.02
12/1996             11794.96             11,536.71             11547.61                      11460.28
 1/1997             11817.28             11,550.09             11545.91                      11460.20
 2/1997             11925.80             11,666.52             11647.38                      11561.08
 3/1997             11766.70             11,532.07             11503.68                      11414.01
 4/1997             11865.32             11,632.43             11602.65                      11508.41
 5/1997             12043.92             11,819.09             11769.24                      11672.25
 6/1997             12172.21             11,948.35             11908.53                      11809.55
 7/1997             12509.33             12,280.15             12265.71                      12164.37
 8/1997             12392.06             12,174.27             12126.15                      12025.43
 9/1997             12539.00             12,360.94             12278.54                      12172.79
10/1997             12619.82             12,437.01             12360.01                      12252.75
11/1997             12694.14             12,536.43             12430.55                      12324.71
12/1997             12879.23             12,734.66             12632.01                      12520.82
 1/1998             13012.04             12,855.06             12753.45                      12641.73
 2/1998             13016.00             12,867.86             12753.28                      12636.56
 3/1998             13027.58             12,919.92             12766.65                      12641.09
 4/1998             12968.80             12,822.18             12689.04                      12564.34
 5/1998             13173.96             13,044.40             12894.97                      12767.56
 6/1998             13225.95             13,107.36             12941.25                      12813.00
 7/1998             13259.02             13,139.08             12966.58                      12834.75
 8/1998             13463.89             13,358.91             13168.68                      13032.93
 9/1998             13631.74             13,513.54             13325.00                      13187.01
10/1998             13631.46             13,448.95             13276.40                      13135.61
11/1998             13679.22             13,482.64             13321.00                      13177.75
12/1998             13713.69             13,495.43             13344.34                      13200.16
 1/1999             13876.74             13,600.77             13489.99                      13344.65
 2/1999             13816.27             13,535.85             13413.84                      13263.90
 3/1999             13835.20             13,562.90             13419.49                      13269.01
 4/1999             13869.67             13,585.54             13456.88                      13302.63
 5/1999             13789.42             13,494.52             13360.84                      13201.24
 6/1999             13591.05             13,316.63             13149.16                      12977.21
 7/1999             13640.50             13,327.41             13173.01                      12997.73
 8/1999             13531.14             13,123.90             13016.10                      12830.76
 9/1999             13536.79             13,077.21             12982.31                      12794.07
10/1999             13390.13             12,896.36             12801.77                      12593.24
11/1999             13532.55             12,963.63             12923.68                      12715.05
12/1999             13431.67             12,815.10             12800.68                      12580.32
 1/2000             13373.18             12,706.70             12698.02                      12473.50
 2/2000             13528.60             12,882.79             12877.85                      12644.06
 3/2000             13824.18             13,162.28             13160.13                      12931.94
 4/2000             13742.51             13,067.78             13069.83                      12844.65
 5/2000             13671.02             12,991.98             12982.23                      12747.86
 6/2000             14033.29             13,338.70             13316.69                      13072.27
 7/2000             14228.55             13,540.19             13502.35                      13253.35
 8/2000             14447.84             13,752.80             13714.96                      13461.82
 9/2000             14372.67             13,678.79             13629.72                      13379.03
10/2000             14529.50             13,821.22             13771.67                      13512.21
11/2000             14639.43             13,951.16             13863.05                      13594.12
12/2000             15001.13             14,367.25             14221.15                      13939.71
 1/2001             15149.77             14,384.14             14327.24                      14031.27
 2/2001             15197.81             14,514.98             14394.10                      14090.34
 3/2001             15334.01             14,654.42             14515.03                      14210.76
 4/2001             15167.85             14,351.31             14311.46                      14013.87
 5/2001             15331.18             14,538.07             14475.16                      14167.71
 6/2001             15433.76             14,689.99             14595.77                      14283.81
 7/2001             15662.37             14,980.18             14825.72                      14512.87
 8/2001             15920.37             15,245.17             15092.40                      14774.03
 9/2001             15866.96             15,071.59             14967.98                      14650.62
10/2001             16056.01             15,264.17             15124.24                      14808.39
11/2001             15920.65             15,130.52             14969.78                      14650.45
12/2001             15770.03             14,990.03             14811.27                      14487.20
 1/2002             16043.57             15,200.66             15041.82                      14706.28
 2/2002             16236.86             15,402.71             15224.31                      14884.25
 3/2002             15918.67             15,099.95             14935.12                      14604.67
 4/2002             16229.79             15,395.25             15206.47                      14856.20
 5/2002             16328.42             15,499.20             15301.03                      14943.91
 6/2002             16501.07             15,641.50             15448.01                      15089.76
 7/2002             16713.29             15,846.58             15645.86                      15267.18
 8/2002             16914.21             16,057.05             15799.64                      15412.17
 9/2002             17284.67             16,471.01             16136.83                      15725.22
10/2002             16998.13             16,134.34             15793.77                      15386.60
11/2002             16927.49             16,058.85             15735.40                      15331.94
12/2002             17284.67             16,444.76             16088.84                      15669.61
 1/2003             17240.87             16,381.42             15989.35                      15575.39
 2/2003             17481.92             16,675.29             16233.16                      15807.39
 3/2003             17492.37             16,725.31             16206.55                      15778.54
 4/2003             17607.95             16,911.88             16353.16                      15912.98
 5/2003             18020.23             17,344.55             16742.51                      16295.96
 6/2003             17943.65             17,189.65             16655.21                      16215.00
 7/2003             17315.76             16,595.71             16087.63                      15636.59
 8/2003             17444.90             16,774.68             16206.09                      15752.06
 9/2003             17957.79             17,246.18             16682.23                      16208.09

                                   [END CHART]

                       DATA FROM 9/30/93 THROUGH 9/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Long-Term Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                    o The Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

                    o The Lipper General Municipal Debt Funds Average, an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]     ROBERT R. PARISEAU, CFA
                                  USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                 Your USAA Long-Term Fund provided a total return of 3.11% versus an average of 2.57% for the 304 funds in the Lipper General Municipal Debt Funds Average for the six-month period ended September 30, 2003. This compares to a 2.66% return for the Lehman Brothers Municipal Bond Index and a 2.94% return for the Lipper General Municipal Debt Funds Index.

                 The Fund's tax-exempt net investment income dividends over the prior 12 months produced a dividend yield of 4.70%, well above the 3.95% Lipper average.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                           * * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 5 STARS IN THE MUNICIPAL NATIONAL LONG-TERM BOND
                      FUND CATEGORY (234 FUNDS IN CATEGORY) AS OF SEPTEMBER
                                           30, 2003.

                 With respect to the municipal national long-term bond funds, the USAA Long-Term Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 234, 206, and 116 funds, respectively, through September 30, 2003.

                 [LOGO OF LIPPER          [LOGO OF LIPPER        [LOGO OF LIPPER
                      LEADER]                  LEADER]                LEADER]
                   TOTAL RETURN            TAX EFFICIENCY             EXPENSE

                 The Fund is also listed as a Lipper Leader for total return, tax efficiency, and expense within the Lipper General Municipal Debt Funds category for the three-year period ending September 30, 2003.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA LONG-TERM FUND IN LIPPER'S GENERAL MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 257 FUNDS, FOR 5 YEARS AMONG 219 FUNDS, AND FOR 10 YEARS AMONG 113 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 257 FUNDS, FOR 5 YEARS AMONG 219 FUNDS, AND FOR 10 YEARS AMONG 113 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 260 FUNDS, FOR 5 YEARS AMONG 219 FUNDS, AND FOR 10 YEARS AMONG 113 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Despite the Federal Reserve Board's (the Fed's) best efforts, U.S. economic growth continues to suffer a hangover from the excess capacity of the late 1990s. Job losses persist despite tentative signs that the long-awaited recovery is taking hold. During the period, a mixed bag of economic statistics triggered considerable interest-rate volatility.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of long-term, investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. During the period, strategy adjustments have boosted performance. I reduced the Fund's dollar-weighted average portfolio maturity (WAM) to 15.6 years and its exposure to industrial development revenue bonds. I plan to continue purchasing select medium-grade securities (BBB- and A-rated) offering attractive yields while keeping the Fund's WAM in a defensive posture. We will closely monitor specific credit issues, ballot initiatives, and litigation that could potentially affect the value of your holdings.

WHAT IS THE OUTLOOK?

                 I believe the U.S. economy has turned the corner. However, due to worldwide excess capacity and weak overseas economies, growth will be slower than investors would like. I expect interest rates to remain volatile as the economy accelerates. Fortunately, inflationary pressures are generally benign because most industries have little room to raise prices to their customers.

                 Short-term rates have fallen to historical lows -- especially compared to long-term rates, which have fallen far less.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Consequently, they may increase more than long-term rates once the Fed begins to raise rates. If the Fed delays raising short-term rates until next summer, longer maturities may perform relatively well, rewarding investors with considerably higher income over time.

                 We appreciate your trust and confidence and will continue to work hard on your behalf.

TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
To match the USAA Long-Term Fund's closing
30-day SEC yield of 3.81%, and assuming
marginal federal tax rates of:                25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:           5.08%    5.29%    5.69%    5.86%


                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

              TOP 10 INDUSTRIES
              (% of Net Assets)
----------------------------------------------

General Obligation                      18.9%

Hospital                                16.5%

Escrowed/Prerefunded Bonds              14.8%

Special Assessment/Tax/Fee              11.5%

Education                                6.5%

Water/Sewer Utility                      5.7%

Toll Roads                               4.5%

Casinos & Gaming                         3.0%

Electric Utilities                       2.2%

Paper Products                           2.1%

 . . . C O N T I N U E D
========================--------------------------------------------------------

      PORTFOLIO RATINGS MIX
            9/30/03

[PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                             51%
AA                              17%
A                               14%
BBB                             13%
BB                               4%
ST1/ST2                          1%

        [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories AAA and BBB account for 0.3% and 1.3%, respectively, of the Fund's investments and are included in their appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-30.

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                   of INVESTMENTS

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (ETM)    Escrowed to final maturity.
                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                  COP     Certificate of Participation
                  EDC     Economic Development Corp.
                  GO      General Obligation
                  IDA     Industrial Development Authority/Agency
                  IDB     Industrial Development Board
                  IDC     Industrial Development Corp.
                  IDRB    Industrial Development Revenue Bond
                  ISD     Independent School District
                  MFH     Multifamily Housing
                  MLO     Municipal Lease Obligation
                  MTA     Metropolitan Transportation Authority
                  PCRB    Pollution Control Revenue Bond
                  RB      Revenue Bond
                  SFH     Single-Family Housing

18

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (96.9%)

             ALABAMA (3.6%)
$   8,000    Courtland IDRB, Series 1994                      5.90%       2/01/2017    $     8,112
    9,410    Jefferson County Sewer Revenue Capital
               Improvement Warrants,
               Series 2002D (PRE)(INS)                        5.25        2/01/2024         10,762
             Marshall County Health Care Auth. RB,
    1,000      Series 2002A                                   6.25        1/01/2022          1,083
    1,150      Series 2002A                                   5.75        1/01/2032          1,184
    1,500      Series 2002D                                   5.75        1/01/2032          1,545
             Parks System Improvement Corp. GO,
    7,670      Series 2001C                                   5.00        6/01/2020          8,034
    7,805      Series 2001C                                   5.00        6/01/2021          8,104
   10,250    Prattville IDB RB, Series 1998                   5.30        9/01/2028          9,578
             Public School and College RB,
   15,000      Series 1999A (INS)                             5.50        9/01/2029         15,919
    4,140      Series 2001A                                   5.00        2/01/2020          4,334
   11,000    Univ. of Alabama at Birmingham Hospital RB,
               Series 2000A (INS)                             5.88        9/01/2031         11,947

             ALASKA (0.3%)
    2,000    Anchorage GO, Series 2003B (INS)                 5.25        9/01/2018          2,205
    4,095    Municipality of Anchorage GO,
               Series 2001A (INS)                             5.00        6/01/2019          4,329

             ARIZONA (0.3%)
    5,500    School Facilities Board RB, Series 2002          5.25        7/01/2018          6,048

             CALIFORNIA (0.6%)
             Golden State Tobacco Securitization RB
               (State Appropriation Enhanced),
    4,000      Series B                                       5.75        6/01/2022          4,211
   10,000      Series B                                       5.38        6/01/2028          9,864

             COLORADO (1.9%)
   11,000    Denver City and County COP (MLO),
               Series 2000B (PRE)(INS)                        5.50       12/01/2025         12,949
             Denver Health and Hospital Auth. RB,
    7,420      Series 1998A                                   5.38       12/01/2028          6,944
    1,000      Series 2001A                                   6.00       12/01/2023          1,018
    3,730      Series 2001A                                   6.00       12/01/2031          3,760

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
$   4,000    Health Facilities Auth. RB, Series 2002A
               (Covenant Retirement Communities,
               Inc.) (INS)                                    5.50%      12/01/2027    $     4,179
   11,480    Summit County Sports Facilities RB,
               Series 1990                                    7.88        9/01/2008         14,257

             CONNECTICUT (3.9%)
             Mashantucket (Western) Pequot Tribe RB,
   64,950      Series 1997B(a)                                5.75        9/01/2027         66,141
    1,500      Series 1999A(a)                                5.50        9/01/2028          1,515
             State GO,
    5,000      Series 2001D                                   5.13       11/15/2015          5,498
    5,900      Series 2002D                                   5.38       11/15/2021          6,414
             Transportation Infrastructure Special
               Tax Obligation RB,
    4,000      Series 2001B (INS)                             5.38       10/01/2015          4,475
    1,000      Series 2002A (INS)                             5.38        7/01/2018          1,110
    1,000      Series 2002A (INS)                             5.38        7/01/2019          1,103

             DISTRICT OF COLUMBIA (2.6%)
             GO,
   15,320      Series 1999A (PRE)(INS)                        5.50        6/01/2029         17,863
   37,580      Series 1999A (INS)                             5.50        6/01/2029         39,477

             FLORIDA (2.5%)
    5,000    Beacon Tradeport Community Development RB,
               Series 2002A (INS)                             5.63        5/01/2032          5,304
             Board of Education Public Education GO,
   15,665      Series 1998E (NBGA)                            5.63        6/01/2025         16,904
    7,000      Series 1998E (NBGA)                            5.63        6/01/2029          7,531
             Collier County School Board COP (MLO),
    5,415      Series 2002 (INS)                              5.38        2/15/2021          5,834
    5,000      Series 2002 (INS)                              5.38        2/15/2022          5,355
   10,000    Miami Limited Ad Valorem Tax Bonds GO,
               Series 2002 (INS)                              5.50        1/01/2021         10,872
    4,000    Orange County Health Facilities Auth. RB,
               Series 2002                                    5.75       12/01/2027          4,157

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             GEORGIA (2.0%)
$  12,000    Fayette County Public Facilities Auth. RB,
               Series 2000 (PRE)                              5.88%       6/01/2028    $    14,284
    8,000    Henry County Water and Sewage Auth. RB,
               Series 2000 (INS)                              5.63        2/01/2030          8,650
             Municipal Electric Auth. RB,
    3,085      Series 2002A (INS)                             5.25       11/01/2021          3,295
    2,000      Series 2002A (INS)                             5.25       11/01/2022          2,121
    5,000    Private Colleges and Univ. Auth. RB,
               Series 1999A                                   5.50       11/01/2025          5,330
   10,000    Savannah Economic Development Auth. PCRB,
               Series 1995                                    6.15        3/01/2017         11,011

             HAWAII (0.3%)
             State GO,
    5,725      Series 2001CV (INS)                            5.00        8/01/2020          5,999
    1,000      Series 2003 DA (INS)                           5.25        9/01/2019          1,094

             ILLINOIS (7.6%)
    5,000    Chicago Special Assessment Improvement
               Bonds, Series 2002                             6.75       12/01/2032          4,977
             Chicago-O'Hare International Airport RB,
    3,445      Series 2001B (INS)                             5.13        1/01/2020          3,628
    3,060      Series 2001B (INS)                             5.13        1/01/2021          3,196
             Health Facilities Auth. RB,
    9,945      Series 1985A (Univ. of Chicago)                5.50        8/01/2020         10,920
   17,775      Series 1992 (Mercy Hospital)                   7.00        1/01/2015          6,787
    7,000      Series 1998 (Centegra Health Sys.)             5.25        9/01/2024          6,746
    5,030      Series 2000 (Riverside Health Sys.)            6.85       11/15/2029          5,469
    8,500      Series 2001B (Edward Hospital) (INS)           5.13        2/15/2025          8,679
             Metropolitan Pier and Exposition Auth. RB,
    8,000      Series 2002A (INS)                             5.50        6/15/2023          8,676
    5,000      Series 2002B, 5.50%, 6/15/2012 (INS)           5.50(c)     6/15/2020          3,318
    2,500      Series 2002B, 5.55%, 6/15/2012 (INS)           5.55(c)     6/15/2021          1,641
   13,850    Quincy Hospital RB, Series 1993                  6.00       11/15/2018         14,146
             Regional Transportation Auth. GO,
   10,980      Series 1994C (PRE)(INS)                        7.10        6/01/2025         11,645
   23,980      Series 1999 (INS)                              5.75        6/01/2020         28,101
   37,550    Regional Transportation Auth. RB,
               Series 2000A (INS)                             6.50        7/01/2030         47,407
    4,555    State Sales Tax RB, FIRST Series 2001            5.13        6/15/2019          4,853

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             INDIANA (3.5%)
             Bond Bank State Revolving Fund RB,
$  10,440      Series 2000A                                   5.50%       8/01/2021    $    11,440
   11,015      Series 2000A                                   5.50        8/01/2022         11,991
   10,000      Series 2000B                                   5.00        8/01/2023         10,237
   21,750    Indianapolis Airport Facility RB,
               Series 1994                                    6.80        4/01/2017         22,820
    7,500      St. Joseph County Hospital Auth. RB,
               Series 2000 (INS)                              5.63        8/15/2033          7,896
             Transportation Finance Auth. Highway
               RB (MLO),
    5,000      Series 2000                                    5.38       12/01/2025          5,276
    7,410      Series 2003A (INS)                             5.25        6/01/2016          8,244

             IOWA (0.2%)
             Finance Auth. HealthCare RB,
    1,000      Series 2001 (INS)                              5.25        5/15/2021          1,042
    3,495      Series 2001 (INS)                              5.25        5/15/2026          3,556

             KENTUCKY (0.3%)
    5,000    Commonwealth State Property & Buildings
               Commission RB (INS)                            5.38       10/01/2016          5,590

             LOUISIANA (0.2%)
             Gasoline and Fuels Tax RB,
    2,440      Series 2002A (INS)                             5.38        6/01/2020          2,655
    2,245      Series 2002A (INS)                             5.38        6/01/2021          2,424

             MAINE (1.4%)
   27,750    State Turnpike Auth. RB, Series 2000 (INS)       5.75        7/01/2028         30,508

             MASSACHUSETTS (2.9%)
             Commonwealth GO,
    9,350      Series 2002B (PRE)(INS)                        5.50        3/01/2018         10,742
    5,000      Series 2002D (INS)                             5.38        8/01/2022          5,370
   15,055    Commonwealth Special Obligation RB,
               Series 2002A (INS)                             5.38        6/01/2020         16,368
    5,000    Health and Education Facilities Auth. RB,
               Series 2000A (INS)                             5.88       10/01/2029          5,577
    2,500    Municipal Wholesale Electric Co. RB,
               Series 2001A (INS)                             5.25        7/01/2016          2,751

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
$   5,000    Water Pollution Abatement Trust GO,
               Series 6                                       5.25%       8/01/2020    $     5,384
   16,000    Water Resources Auth. RB,
               Series 2000A (INS)                             5.75        8/01/2030         17,605

             MICHIGAN (5.6%)
    7,000    Anchor Bay School District GO,
               Series 2001 (NBGA)                             5.00        5/01/2021          7,270
    9,900    Battle Creek Downtown Development Auth.
               Development Bonds, Series 1994 (PRE)           7.60        5/01/2016         10,474
    4,100    Detroit GO, Series 2001-A1 (INS)                 5.38        4/01/2017          4,554
   13,005    Dickinson County EDC PCRB, Series 1993           5.85       10/01/2018         13,270
             Hospital Finance Auth. RB,
   15,500      Series 1995A (PRE)                             7.50       10/01/2027         17,445
   43,000      Series 1999A (Ascension Hospital) (PRE)        6.13       11/15/2026         52,090
   10,000    Municipal Auth. Clean Water RB,
               Series 1999 (PRE)                              5.50       10/01/2021         11,748
    4,500    Novi School District GO, Series 2001 (NBGA)      5.13        5/01/2022          4,684
    2,875    Wayne Charter County Airport RB,
               Series 2002C (INS)                             5.38       12/01/2018          3,159

             MINNESOTA (2.3%)
   43,340    St. Paul Housing and Redevelopment
               Auth. Hospital RB, Series 1993A                6.63       11/01/2017         43,067
   10,000    Washington County Housing and
               Redevelopment Auth. RB, Series 1998            5.50       11/15/2027          8,437

             MISSISSIPPI (0.1%)
    2,520    Hospital Equipment and Facilities Auth. RB,
               Series 2000 (INS)                              5.50        1/01/2027          2,657

             MISSOURI (0.5%)
   10,000    Highways and Transportation Commission RB,
               Series 2001A                                   5.00        2/01/2015         10,913

             NEBRASKA (1.2%)
    9,695    Douglas County School District GO,
               Series 2001B                                   5.00       12/15/2021         10,133
    3,665    Lancaster County School District No. 1 GO,
               Series 2002                                    5.25        1/15/2022          3,894

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             Platte County Hospital Auth. No. 1 RB,
$   4,500      Series 2000 (INS)                              6.10%       5/01/2025    $     4,946
    6,500      Series 2000 (INS)                              6.15        5/01/2030          7,201

             NEVADA (4.7%)
   18,650    Clark County EDC RB, Series 1999                 5.50        5/15/2029         19,086
   21,000    Clark County GO, Series 2000 (INS)               5.50        7/01/2025         22,435
   11,570    Clark County School District GO,
               Series 2001D (INS)                             5.25        6/15/2019         12,708
   15,650    Humboldt County PCRB, Series 1984                8.30       12/01/2014         16,302
   14,180    Truckee Meadows Water Auth. RB,
               Series 2001A (INS)                             5.13        7/01/2020         15,062
             Washoe County GO,
    3,505      Series 2001A (INS)                             5.00        7/01/2021          3,638
    5,875      Series 2001A (INS)                             5.00        7/01/2022          6,056
    8,245      Series 2001A (INS)                             5.00        7/01/2023          8,444

             NEW JERSEY (2.4%)
   15,000    Camden County Improvement Auth. RB,
               Series 1997                                    6.00        2/15/2027         12,917
    5,000    Highway Auth. RB, Series 2001 (Garden
               State Parkway) (PRE)(INS)                      5.25        1/01/2018          5,682
    2,500    Transportation Trust Fund Auth.,
               Series 2003C                                   5.50        6/15/2024          2,675
   30,020    Turnpike Auth. RB, Series 2000A                  5.50        1/01/2027         31,530

             NEW YORK (17.4%)
             Dormitory Auth. RB,
   21,500      Series 1996B (Mental Health Services)          6.00        8/15/2016         25,513
    5,010      Series 2000A (Rochester Univ.) 5.95%,
               7/01/2010 (INS)                                5.95(c)     7/01/2020          3,682
    5,690      Series 2000A (Rochester Univ.) 6.00%,
               7/01/2010 (INS)                                6.00(c)     7/01/2022          4,130
    3,210      Series 2000A (Rochester Univ.) 6.05%,
               7/01/2010 (INS)                                6.05(c)     7/01/2024          2,309
    6,310      Series 2000B (State Univ. of New York)(PRE)    5.38        5/15/2018          7,349
    8,655      Series 2000B (State Univ. of New York)(PRE)    5.38        5/15/2019         10,079
    9,120      Series 2000B (State Univ. of New York)(PRE)    5.38        5/15/2020         10,621
   11,900      Series 2000C (Mt. Sinai Hospital)              5.50        7/01/2011         12,039
    1,415      Series 2002B (Columbia Univ.)                  5.38        7/01/2018          1,572
    1,000      Series 2002B (Columbia Univ.)                  5.38        7/01/2019          1,104
    9,000      Series 2002D (School Districts
               Financing Program) (INS)                       5.25       10/01/2023          9,499

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
$  10,910    Dutchess County IDA Civic Facility RB,
               Series 2000                                    5.75%       8/01/2030    $    11,635
      420    Environmental Facilities Corp. RB,
               Series 2001C                                   5.00        6/15/2021            437
             New York City GO,
   22,740      Fiscal 2001 Series A                           5.75        5/15/2030         23,929
    8,210      Fiscal 2002 Series B                           5.30       12/01/2018          8,591
    7,500      Fiscal 2002 Series G                           5.88        8/01/2019          8,185
    6,350      Fiscal 2003 Series A                           5.75        8/01/2016          6,979
   10,510      Fiscal 2003 Series I                           5.75        3/01/2019         11,412
   10,000      Fiscal 2003 Series J                           5.50        6/01/2020         10,619
   50,000      Series 1995B (PRE)                             7.25        8/15/2019         53,213
    4,285      Series 1997I (PRE)                             6.25        4/15/2027          4,998
    8,780      Series 1997I                                   6.25        4/15/2027          9,907
    8,800      Series 2000A                                   6.00        5/15/2020          9,580
             New York City Municipal Water Finance
               Auth. RB,
   11,000      Series 1999A                                   5.75        6/15/2030         12,147
    4,975      Series 2000B (PRE)                             6.00        6/15/2033          5,991
    3,025      Series 2000B                                   6.00        6/15/2033          3,560
   15,000      Series A                                       5.38        6/15/2018         16,509
    6,850    New York City Transit Auth. MTA COP,
               Series 2000A (INS)                             5.88        1/01/2030          7,653
             New York City Transit Auth. MTA RB,
    5,000      Series 2002A (INS)                             5.50       11/15/2018          5,607
    5,000      Series 2002A (INS)                             5.50       11/15/2019          5,566
             New York City Transitional Finance Auth. RB,
    7,000      Fiscal 2001 Series A (PRE)                     5.38        2/15/2022          8,118
    5,000      Fiscal 2003 Series E (INS)                     5.25        2/01/2022          5,320
    1,770      Series 1999C (PRE)                             5.50        5/01/2025          2,068
    2,230      Series 1999C                                   5.50        5/01/2025          2,393
    5,000      Series 2001A                                   5.75        2/15/2017          5,705
             Thruway Auth. Highway and Bridge Trust
               Fund RB,
   11,000      Series 2002A (INS)                             5.25        4/01/2020         11,814
    4,000      Series 2002B (INS)                             5.38        4/01/2018          4,404
             Thruway Auth. Second General Highway
               and Bridge Trust Fund RB,
    4,000      Series 2003A (INS)                             5.25        4/01/2018          4,394
    4,000      Series 2003A (INS)                             5.25        4/01/2019          4,360

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             Tobacco Settlement Financing Corp. RB
               (State Appropriation Enhanced),
$   7,000      Series 2003 A-1C                               5.50%       6/01/2018    $     7,485
   18,500      Series 2003 A-1C                               5.50        6/01/2019         19,749
             Urban Development Corp. RB,
    2,500      Series B (INS)(b)                              5.25        3/15/2018          2,745
      895      Series B (INS)(b)                              5.25        3/15/2019            976
    2,390      Series B(b)                                    5.25        3/15/2019          2,589

             NORTH CAROLINA (0.6%)
             Charlotte COP,
    3,120      Series G                                       5.25        6/01/2020          3,371
    5,445      Series G                                       5.25        6/01/2021          5,835
    4,000    Wake County Industrial Facilities PCRB,
               Series 2002                                    5.38        2/01/2017          4,290

             NORTH DAKOTA (0.3%)
    7,250    Fargo Health System RB, Series 2000A (INS)       5.63        6/01/2031          7,631

             OHIO (0.9%)
    2,000    Franklin County Health Care Facilities RB,
               Series 2002A (INS)                             5.13        7/01/2022          2,041
    7,325    Lorain County Health Care Facilities RB,
               Series 1998A                                   5.25        2/01/2021          6,646
             State University General Receipts Bonds,
    5,880      Series 2003B                                   5.25        6/01/2018          6,467
    3,465      Series 2003B                                   5.25        6/01/2019          3,782

             OKLAHOMA (0.4%)
    9,000    Norman Regional Hospital Auth. RB,
               Series 2002 (INS)                              5.50        9/01/2023          9,503

             PENNSYLVANIA (0.5%)
   10,000    Commonwealth GO, 1st Series 2002                 5.25        2/01/2019         10,838

             RHODE ISLAND (0.0%)(d)
      975    Housing and Mortgage Finance Corp. SFH RB,
               Series 15-A                                    6.85       10/01/2024          1,002

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (3.5%)
$   4,645    Educational Facilities Auth. RB,
               Series 2002 (Benedict College) (INS)           5.75%       7/01/2017    $     5,230
    5,000    Georgetown County Environmental
               Improvement RB, Series 2002A                   5.70        4/01/2014          5,411
             Jobs Economic Development Auth. RB,
    2,300      Series 2001 (Georgetown Memorial
               Hospital) (INS)                                5.25        2/01/2021          2,377
    3,750      Series 2001 (Georgetown Memorial
               Hospital) (INS)                                5.38        2/01/2026          3,858
   30,000      Series 2002A (Bon Secours Health System)       6.00       11/15/2026         31,358
             Lexington County Health Services
               District, Inc. RB,
   12,000      Series 2002                                    5.50       11/01/2023         12,408
    8,000      Series 2002                                    5.75       11/01/2028          8,351
    8,000    Transportation Infrastructure Bank RB,
               Series 1999A (INS)                             5.25       10/01/2021          8,519

             TENNESSEE (0.7%)
   15,000    Shelby County Health Educational and
               Housing Facility RB, Series 2002
               (Methodist Healthcare)                         6.38        9/01/2019         16,543

             TEXAS (18.1%)
    4,130    Aldine ISD GO, Series 2001 (NBGA)                5.00        2/15/2022          4,233
    4,600    Austin Electric Utility System RB,
               Series 2003 (INS)                              5.25       11/15/2022          4,883
    5,000    Austin Higher Education Auth. RB,
               Series 1998                                    5.25        8/01/2023          4,981
             Austin Public Improvements GO,
    6,255      Series 2001                                    5.13        9/01/2019          6,675
    6,585      Series 2001                                    5.13        9/01/2020          6,973
    6,930      Series 2001                                    5.13        9/01/2021          7,248
   19,500    Bell County Health Facilities
               Development Corp. RB, Series 1989 (ETM)        6.50        7/01/2019         24,694
             Comal County Health Facilities
               Development Corp. RB,
    4,000      Series 2002A (McKenna Memorial
               Hospital Project)                              6.13        2/01/2022          4,114
    2,350      Series 2002A (McKenna Memorial
               Hospital Project)                              6.25        2/01/2032          2,397

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             Cypress-Fairbanks ISD GO,
$   3,595      Series 2001 (NBGA)                             5.25%       2/15/2016    $     3,951
    8,500      Series 2001 (NBGA)                             5.25        2/15/2017          9,290
   10,515    Dallas Area Rapid Transit Senior Lien RB,
               Series 2001 (INS)                              5.00       12/01/2019         11,079
    4,240    Dallas ISD GO (PRE)(NBGA)                        5.50        2/15/2016          4,908
    3,260    Dallas ISD GO (NBGA)                             5.50        2/15/2016          3,647
             Del Mar College District Limited Tax Bonds,
    3,765      Series 2003 (INS)                              5.25        8/15/2019          4,099
    3,960      Series 2003 (INS)                              5.25        8/15/2020          4,272
    7,210    Duncanville ISD GO, Series 2001B (NBGA)          5.63        2/15/2024          7,822
   10,420    Edinburg Consolidated ISD GO,
               Series 2000 (NBGA)                             5.50        2/15/2030         10,985
    4,750    Fort Bend ISD GO, Series 1999 (NBGA)             5.38        2/15/2024          5,005
             Guadalupe-Blanco River Auth. RB,
    1,000      Series 2003 (INS)                              5.25        4/15/2019          1,088
    1,000      Series 2003 (INS)                              5.25        4/15/2021          1,069
    5,560    Harris County Health Facilities RB,
               Series 1992 (PRE)                              7.13        6/01/2015          5,786
   19,700    Harris County IDC RB, Series 1992                6.95        2/01/2022         20,194
    6,000    Houston Water and Sewer Systems RB,
               Series 2002A (INS)                             5.25       12/01/2023          6,296
             Keller Higher Education Facilities Corp. RB,
    2,645      Series 2001A (INS)                             5.25        6/01/2021          2,779
    2,350      Series 2001A (INS)                             5.25        6/01/2026          2,395
             Lubbock County GO,
    4,865      Series 2003 (INS)                              5.38        2/15/2018          5,382
    5,125      Series 2003 (INS)                              5.38        2/15/2019          5,627
             Midlothian Development Auth. Tax Increment
               Contract RB,
    7,870      Series 1999                                    6.70       11/15/2023          8,005
   14,000      Series 2001                                    7.88       11/15/2021         15,443
   11,500    North Central Health Facilities
               Development Corp. RB, Series 2002 (INS)        5.25        8/15/2022         12,055
    6,780    Northside ISD GO, Series 2001 (NBGA)             5.13        2/15/2022          7,012
   13,500    Port of Corpus Christi IDC PCRB, Series 1997A    5.45        4/01/2027         12,603
    5,815    Sabine River Auth. PCRB, Series B(b)             6.15        8/01/2022          5,938
    4,060    San Antonio Electric and Gas System RB,
               Series 2002                                    5.38        2/01/2020          4,388

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
$   4,000    San Antonio General Improvement GO,
               Series 2001                                    5.25%       2/01/2017    $     4,354
             Spring Branch ISD GO,
    3,195      Series 2001 (NBGA)                             5.13        2/01/2019          3,404
   10,160      Series 2001 (NBGA)                             5.13        2/01/2022         10,506
    4,750    Spring ISD GO, Series 2001 (NBGA)                5.00        8/15/2022          4,876
    4,435    Texas A&M Univ. Board of Regents RB,
               Series 2001B                                   5.00        5/15/2021          4,590
             Texas Tech Univ. RB,
    2,000      9th Series 2003 (INS)                          5.25        2/15/2018          2,198
    2,570      9th Series 2003 (INS)                          5.25        2/15/2019          2,802
    6,420    Travis County Health Facilities
               Development Corp. RB,
               Series 1999A (PRE)(INS)                        5.88       11/15/2024          7,670
             Tyler Health Facilities Development
               Corp. Hospital RB,
    3,700      Series 1993A (East Texas Medical Center)       6.75       11/01/2025          3,572
   10,300      Series 1993B (East Texas Medical Center)       6.75       11/01/2025          9,945
    7,350      Series 2001 (Mother Frances Hospital)          6.00        7/01/2027          7,538
    4,595      Series 2003 (Mother Frances Hospital)          5.75        7/01/2027          4,616
    7,585      Series 2003 (Mother Frances Hospital)          5.75        7/01/2033          7,547
             Univ. of Texas Board of Regents RB,
    5,000      Series 2001B                                   5.38        8/15/2017          5,520
    9,500      Series 2001B                                   5.38        8/15/2019         10,359
   19,985      Series 2002B                                   5.25        7/01/2019         21,630
    2,500      Series 2003B                                   5.25        8/15/2020          2,709
   24,280    Veterans' Land Board RB,
               Series 2002, 6.25%, 8/01/2005                  6.43(c)     8/01/2035         23,356
    7,500    Water Development Board Senior Lien RB,
               Series 1997B                                   5.00        7/15/2019          7,848
    7,420    Weatherford ISD GO, Series 2001 (NBGA)           5.45        2/15/2030          7,815
    3,000    Wichita Falls Water and Sewer Systems RB,
               Series 2001 (INS)                              5.38        8/01/2024          3,150

             UTAH (0.4%)
    7,150    Nebo School District GO,
               Series 2000 (PRE)(NBGA)                        5.50        7/01/2020          8,301

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             VIRGINIA (1.0%)
$     600    Commonwealth Transportation Board RB,
               Series 1997C                                   5.13%       5/15/2019    $       642
   21,950    Peninsula Ports Auth. RB, Series 1992 (NBGA)     7.38        6/01/2020         22,177

             WASHINGTON (1.3%)
    7,665    Health Care Facilities Auth. RB,
               Series 2001A (INS)                             5.25       10/01/2021          7,975
    5,000    Housing Finance Commission RB,
               Series 1999 (INS)                              6.00        7/01/2029          5,508
    9,830    Snohomish County GO, Series 2001 (INS)           5.13       12/01/2021         10,313
             Spokane Public Facilities District RB,
    1,000      Series 2003 (INS)                              5.75       12/01/2020          1,139
    2,000      Series 2003 (INS)                              5.75       12/01/2021          2,264
    1,000      Series 2003 (INS)                              5.75       12/01/2022          1,126

             WISCONSIN (0.9%)
             Health and Education Facilities Auth. RB,
      910      Series 2001 (Agnesian Healthcare Inc.)         5.65        7/01/2013            956
      715      Series 2001 (Agnesian Healthcare Inc.)         5.75        7/01/2014            751
    1,000      Series 2001 (Agnesian Healthcare Inc.)         6.00        7/01/2021          1,039
    7,250      Series 2001 (Froedtert & Community Health)     5.38       10/01/2021          7,437
    8,000    Univ. of Wisconsin Hospitals and
               Clinics Auth. RB, Series 2000 (INS)            6.20        4/01/2029          8,998
                                                                                       -----------
             Total fixed-rate instruments (cost: $2,010,801)                             2,155,788
                                                                                       -----------

             PUT BONDS (1.5%)

             DISTRICT OF COLUMBIA (0.9%)
             MedStar Univ. Hospital RB,
   15,000      Series 2001B                                   6.63        8/15/2031         15,636
    3,500      Series 2001C                                   6.80        8/15/2031          3,731

             FLORIDA (0.1%)
    2,000    Duval County Housing Finance Auth. MFH RB,
               Series 1995 (NBGA)                             6.75        4/01/2025          2,081

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                   COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY          VALUE
--------------------------------------------------------------------------------------------------
             MICHIGAN (0.3%)
$   5,500      Strategic Fund PCRB, Series 1995CC (INS)       4.85%       9/01/2030    $     6,010

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                 5.00       10/01/2032          5,533
                                                                                       -----------
             Total put bonds (cost: $31,183)                                                32,991
                                                                                       -----------

             VARIABLE-RATE DEMAND NOTES (0.7%)

             ALABAMA (0.0%)(d)
      200    McIntosh IDRB, Series 1998D                      1.20        7/01/2028            200

             CALIFORNIA (0.0%)(d)
      700    State Financing Auth. PCRB,
               Series 1996C (LOC)                             1.23       11/01/2026            700

             FLORIDA (0.2%)
    4,350    Martin County PCRB, Series 2000                  1.20        7/15/2022          4,350

             WYOMING (0.5%)
             Sweetwater County PCRB,
    5,000      Series 1990A (LOC)                             2.10        7/01/2015          5,000
    6,135      Series 1992A                                   2.25        4/01/2005          6,135
                                                                                       -----------
             Total variable-rate demand notes (cost: $16,385)                               16,385
                                                                                       -----------

             TOTAL INVESTMENTS (COST: $2,058,369)                                      $ 2,205,164
                                                                                       ===========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager), under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) At September 30, 2003, the cost of securities purchased on a when-issued basis was $10,188,000.

                 (c) Stepped-coupon security that is initially issued in
                     zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

                 (d) Represents less than 0.1% of net assets.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $2,058,369)  $2,205,164
   Cash                                                                               517
   Receivables:
      Capital shares sold                                                             376
      Interest                                                                     31,493
      Securities sold                                                               3,746
                                                                               ----------
         Total assets                                                           2,241,296
                                                                               ----------

LIABILITIES

   Payables:
      Securities purchased (when-issued securities of $10,188)                     12,523
      Capital shares redeemed                                                       1,042
      Dividends on capital shares                                                   2,542
   Accrued management fees                                                            721
   Accrued transfer agent's fees                                                       75
   Other accrued expenses and payables                                                 52
                                                                               ----------
         Total liabilities                                                         16,955
                                                                               ----------
            Net assets applicable to capital shares outstanding                $2,224,341
                                                                               ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                             $2,083,366
   Accumulated net realized loss on investments                                    (5,820)
   Net unrealized appreciation of investments                                     146,795
                                                                               ----------
            Net assets applicable to capital shares outstanding                $2,224,341
                                                                               ==========
   Capital shares outstanding                                                     159,685
                                                                               ==========
   Authorized shares of $.01 par value                                            290,000
                                                                               ==========
   Net asset value, redemption price, and offering price per share             $    13.93
                                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA LONG-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                           $58,816
                                                             -------

EXPENSES

   Management fees                                             3,791
   Administrative and servicing fees                           1,679
   Transfer agent's fees                                         446
   Custodian's fees                                              206
   Postage                                                        28
   Shareholder reporting fees                                     45
   Directors' fees                                                 4
   Registration fees                                              39
   Professional fees                                              36
   Other                                                          14
                                                             -------
      Total expenses                                           6,288
   Expenses paid indirectly                                       (2)
                                                             -------
      Net expenses                                             6,286
                                                             -------
NET INVESTMENT INCOME                                         52,530
                                                             -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                           2,952
   Change in net unrealized appreciation/depreciation         12,657
                                                             -------
      Net realized and unrealized gain                        15,609
                                                             -------
   Increase in net assets resulting from operations          $68,139
                                                             =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA LONG-TERM FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003

                                                              9/30/2003      3/31/2003
                                                             -------------------------
FROM OPERATIONS

   Net investment income                                     $   52,530     $  107,415
   Net realized gain on investments                               2,952          2,268
   Change in net unrealized appreciation/depreciation
      of investments                                             12,657        112,774
                                                             -------------------------
      Increase in net assets resulting from operations           68,139        222,457
                                                             -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (52,530)      (107,415)
                                                             -------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                    108,138        226,909
   Dividend reinvestments                                        36,328         74,171
   Cost of shares redeemed                                     (181,822)      (262,608)
                                                             -------------------------
      Increase (decrease) in net assets from
         capital share transactions                             (37,356)        38,472
                                                             -------------------------
   Net increase (decrease) in net assets                        (21,747)       153,514

NET ASSETS

   Beginning of period                                        2,246,088      2,092,574
                                                             -------------------------
   End of period                                             $2,224,341     $2,246,088
                                                             =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                    7,773         16,740
   Shares issued for dividends reinvested                         2,619          5,450
   Shares redeemed                                              (13,101)       (19,361)
                                                             -------------------------
      Increase (decrease) in shares outstanding                  (2,709)         2,829
                                                             =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Long-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                    by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 makes such purchases while remaining substantially fully invested. As of September 30, 2003, the cost of outstanding when-issued commitments for the Fund was $10,188,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09%

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers of $8,772,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2004 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2003, were $255,760,000 and $250,982,000, respectively.

         The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2003, were $163,598,000 and $16,803,000, respectively, resulting in net unrealized appreciation of $146,795,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 0.20% to 0.50%              +/- 0.04%
+/- 0.51% to 1.00%              +/- 0.05%
+/- 1.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $3,791,000, which included a performance adjustment of $657,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,679,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $446,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITIES TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                                   NET REALIZED
                                                                    COST TO         GAIN (LOSS)
        SELLER                            PURCHASER                PURCHASER         TO SELLER
-----------------------------------------------------------------------------------------------
USAA Long-Term Fund                USAA California Bond Fund      $6,554,000         $170,000

USAA Long-Term Fund                USAA Florida Tax-Free
                                      Income Fund                  5,571,000          175,000

USAA Virginia Bond Fund            USAA Long-Term Fund               614,000            8,000

USAA New York Bond Fund            USAA Long-Term Fund             1,538,000           61,000

USAA Growth and Tax
   Strategy Fund                   USAA Long-Term Fund             1,073,000           29,000

USAA Intermediate-Term Fund        USAA Long-Term Fund             4,284,000          (25,000)

42

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                         SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                                        --------------------------------------------------------------------------------
                                              2003            2003           2002          2001        2000         1999
                                        --------------------------------------------------------------------------------
Net asset value at beginning of period  $    13.83      $    13.11     $    13.41    $    12.75  $    13.92   $    14.00
                                        --------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                       .33             .66            .70           .74         .76          .76
   Net realized and unrealized
     gain (loss)                               .10             .72           (.30)          .66       (1.17)        (.08)
                                        --------------------------------------------------------------------------------
Total from investment operations               .43            1.38            .40          1.40        (.41)         .68
                                        --------------------------------------------------------------------------------
Less distributions:
   From net investment income                 (.33)           (.66)          (.70)         (.74)       (.76)        (.76)
                                        --------------------------------------------------------------------------------
Net asset value at end of period        $    13.93      $    13.83     $    13.11    $    13.41  $    12.75   $    13.92
                                        ================================================================================
Total return (%)*                             3.11           10.76           3.03         11.35       (2.95)        4.98
Net assets at end of period (000)       $2,224,341      $2,246,088     $2,092,574    $2,098,984  $1,935,892   $2,168,242
Ratio of expenses to average
   net assets (%)**                            .56(a,b)        .54(b)         .46(b)        .36         .36          .36
Ratio of net investment income to
   average net assets (%)**                   4.69(a)         4.90           5.25          5.72        5.77         5.44
Portfolio turnover (%)                       11.55           29.11          39.84         46.62       29.04        29.56

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the six-month period ended September 30, 2003, average net assets were $2,239,298,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                 -               -           (.01%)         N/A         N/A          N/A

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39596-1103                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.